Investments (Tables)	6 Months Ended
Jun. 30, 2023
Equity and Debt Securities and Cash Equivalents and Cost Method Investments in Decommissioning Trust Funds	The Companies' decommissioning trust funds are summarized below:

	Dominion Energy						Virginia Power
	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Allowance for Credit Losses	Fair Value	Amortized Cost	Total Unrealized Gains	Total Unrealized Losses		Allowance for Credit Losses	Fair Value
(millions)
June 30, 2023
Equity securities:(1)
U.S.	$1,397	$2,999	$(22)			$4,374	$872	$1,562	$(21)			$2,413
Fixed income securities:(2)
Corporate debt instruments	577	1	(47)		$—	531	356	1	(34)		$—	323
Government securities	1,332	5	(49)		—	1,288	731	3	(25)		—	709
Common/ collective trust funds	71	—	—		—	71	54	—	—		—	54
Insurance contracts	236	—	—			236
Cash equivalents and other(3)	53	—	—		—	53	9	—	—		—	9
Total	$3,666	$3,005	$(118)	(4)	$—	$6,553	$2,022	$1,566	$(80)	(4)	$—	$3,508
December 31, 2022
Equity securities:(1)
U.S.	$1,378	$2,501	$(46)			$3,833	$858	$1,304	$(35)			$2,127
Fixed income securities:(2)
Corporate debt instruments	640	1	(65)		$—	576	406	1	(47)		$—	360
Government securities	1,252	4	(70)		—	1,186	664	2	(35)		—	631
Common/ collective trust funds	98	—	—		—	98	61	—	—		—	61
Insurance contracts	221	—	—			221
Cash equivalents and other(3)	43	—	—		—	43	23	—	—		—	23
Total	$3,632	$2,506	$(181)	(4)	$—	$5,957	$2,012	$1,307	$(117)	(4)	$—	$3,202

(1)
Unrealized gains and losses on equity securities are included in other income (expense) and the nuclear decommissioning trust regulatory liability.
(2)
Unrealized gains and losses on fixed income securities are included in AOCI and the nuclear decommissioning trust regulatory liability. Changes in allowance for credit losses are included in other income (expense).
(3)
Dominion Energy includes pending sales of securities of $24 million and $42 million at June 30, 2023 and December 31, 2022, respectively. Virginia Power includes pending sales of securities of $9 million and $24 million at June 30, 2023, and December 31, 2022, respectively.
(4)
Dominion Energy's fair value of securities in an unrealized loss position was $1.5 billion and $1.6 billion at June 30, 2023 and December 31, 2022, respectively. Virginia Power's fair value of securities in an unrealized loss position was $844 million and $946 million at June 30, 2023 and December 31, 2022, respectively.

Unrealized Gain Loss on Equity

The portion of unrealized gains and losses that relates to equity securities held within Dominion Energy and Virginia Power’s nuclear decommissioning trusts is summarized below:

	Dominion Energy				Virginia Power
	Quarter-to-Date		Year-to-Date		Quarter-to-Date		Year-to-Date
Period Ended June 30,	2023	2022	2023	2022	2023	2022	2023	2022
(millions)
Net gains (losses) recognized during the period	$294	$(712)	$520	$(918)	$153	$(361)	$269	$(463)
Less: Net (gains) losses recognized during the period on securities sold during the period	1	6	3	5	2	—	3	(4)
Unrealized gains (losses) recognized during the period on securities still held at period end(1)	$295	$(706)	$523	$(913)	$155	$(361)	$272	$(467)

(1)
Included in other income (expense) and the nuclear decommissioning trust regulatory liability.

Investments Classified by Contractual Maturity Date

The fair value of Dominion Energy and Virginia Power’s fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds at June 30, 2023 by contractual maturity is as follows:

	Dominion Energy	Virginia Power
(millions)
Due in one year or less	$91	$59
Due after one year through five years	482	260
Due after five years through ten years	422	248
Due after ten years	895	519
Total	$1,890	$1,086

Marketable Securities

Presented below is selected information regarding Dominion Energy and Virginia Power’s equity and fixed income securities with readily determinable fair values held in nuclear decommissioning trust funds.

	Dominion Energy				Virginia Power
	Quarter-to-Date		Year-to-Date		Quarter-to-Date		Year-to-Date
Period Ended June 30,	2023	2022	2023	2022	2023	2022	2023	2022
(millions)
Proceeds from sales	$594	$1,267	$1,138	$2,081	$346	$472	$719	$864
Realized gains(1)	22	75	43	115	8	10	25	26
Realized losses(1)	36	143	77	197	14	33	45	52

(1)
Includes realized gains and losses recorded to the nuclear decommissioning trust regulatory liability.